Fair Value Measurements	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Fair Value Measurements
Fair Value Measurements

5.Fair Value Measurements:

For financial statement elements currently required to be measured at fair value, Financial Accounting Standards Board (FASB) defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (exit price) regardless of whether an observable liquid market price exists.

FASB establishes a fair value hierarchy that categorizes the inputs to valuation techniques that are used to measure fair value into three levels:

●	Level 1 includes observable inputs which reflect quoted prices for identical assets or liabilities in active markets at the measurement date.
●	Level 2 includes observable inputs for assets or liabilities other than quoted prices included in Level 1 and it includes valuation techniques which use prices for similar assets and liabilities.
●	Level 3 includes unobservable inputs which reflect the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The asset’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Participants may direct their investments into Kroger common stock, retirement date funds, or separately managed accounts. The underlying investments in the retirement date funds and separately managed accounts include cash and cash equivalents, corporate bonds, collective trusts/comingled funds, and guaranteed investment contracts as described herein.

The following are descriptions of the valuation methods used for assets measured at fair value. There has been no change in the methodologies used at December 31, 2025 and 2024.

●	Cash and Cash Equivalents: The carrying value approximates fair value.
●	Corporate Stocks: The fair values of these securities are based on observable market quotations for identical assets and are valued at the closing price reported on the active market on which the individual securities are traded.
●	Corporate Bonds: The fair values of these securities are primarily based on observable market quotations for identical or similar bonds, valued at the closing price reported on the active market on which the individual securities are traded. When such quoted prices are not available, the bonds are valued using a discounted cash flows approach using current yields on similar instruments of issuers with similar credit ratings, including adjustments for certain risks that may not be observable, such as credit and liquidity risks.
●	Collective Trusts/Comingled Funds: The collective trust/comingled funds are public investment vehicles valued using a NAV as a practical expedient provided by the manager of each fund. The NAV is based on the underlying net assets owned by the fund, divided by the number of shares outstanding. The NAV’s unit price is quoted on a private market that is not active. However, the NAV is based on the fair value of the underlying securities within the fund, which are traded on an active market, and valued at the closing price reported on the active market on which those individual securities are traded. The significant investment strategies of the funds are as described in the financial statements provided by each fund. There are no restrictions on redemptions from these funds.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement.

While all the investments, except Kroger common stock which is held outside of the Master Trust, are deemed part of the Master Trust, each participating defined contribution plan maintains a separate accounting of its share of the investments in the Master Trust.

The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets and the Plan’s assets held outside of the Master Trust at fair value as of December 31, 2025 and 2024:

Fair Value Measurements:

	Assets at Fair Value at December 31, 2025:
Investments in Master Trust	Total	Level 1	Level 2	Level 3	Assets at NAV

Cash and Cash Equivalents	$2,984	$2,984	$—	$—	$—
Corporate Stocks	466,817	466,817	—	—	—
Corporate Bonds	940,118	—	940,118	—	—
Collective Trusts/Comingled Funds	9,101,623	—	—	—	9,101,623

Total investments in Master Trust measured at fair value	$10,511,542	$469,801	$940,118	$—	$9,101,623
Corporate Stock held outside of Master Trust	$1,512,735	$1,512,735	$—	$—	$—

	Assets at Fair Value at December 31, 2024:
Investments in Master Trust	Total	Level 1	Level 2	Level 3	Assets at NAV

Cash and Cash Equivalents	$15,910	$15,910	$—	$—	$—
Corporate Stocks	1,249,670	1,249,670	—	—	—
Corporate Bonds	132,997	—	132,997	—	—
Collective Trusts/Comingled Funds	7,694,362	—	—	—	7,694,362

Total investments in Master Trust measured at fair value	$9,092,939	$1,265,580	$132,997	$—	$7,694,362
Corporate Stock held outside of Master Trust	$1,648,509	$1,648,509	$—	$—	$—

Fair Value of Investments in Entities that Use NAV per Share Practical Expedient

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024, respectively:

			Redemption
		Unfunded	Frequency (if	Redemption
December 31, 2025	Fair Value	Commitments	currently eligible)	Notice Period

Collective trusts/Comingled funds	$9,101,623	n/a	Daily - Weekly	2 to 5 days

			Redemption
		Unfunded	Frequency (if	Redemption
December 31, 2024	Fair Value	Commitments	currently eligible)	Notice Period

Collective trusts/Comingled funds	$7,694,362	n/a	Daily - Weekly	2 to 5 days